Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document period end date	Dec. 31, 2014
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	20-F
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	303,555,300
Entity public float	$ 209,149,601.7
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q4